Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Purchase commitments under non-cancellable contracts in 2016	$ 1,742
Purchase commitments under non-cancellable contracts past 2016	1,742
Operating Leases Rent Expense Net	$ 0	$ 2,028	$ 2,037